Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	$ 27,327	$ 26,890
OREO	3,882	8,047
Total assets measured at fair value on a nonrecurring basis, carrying value	31,209	34,937
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	27,327	26,890
OREO	3,882	8,047
Total assets measured at fair value on a nonrecurring basis, carrying value	$ 31,209	$ 34,937